Label	Element	Value
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 6.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.00%
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 545.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 641.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 401.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Pacer Swan SOS Conservative (October) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Pacer Swan SOS Conservative (October) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Pacer Swan SOS Conservative (October) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%